Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Nov. 30, 2016
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 46,306	$ 48,712
Revenue Sharing Arrangements
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 31,500	$ 35,700
Bahrain LNG W.I.L. | Teekay LNG Operating L.L.C.
Related Party Transaction [Line Items]
Ownership percentage			30.00%